SEGMENTED INFORMATION Schedule of property and equipment by geographical region (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 20,717	$ 21,982
Americas [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	9,477	9,584
Europe, Middle East and Africa [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	6,760	8,686
Asia-Pacific [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 4,480	$ 3,712